Energy Services Fund N-1A Cover	Aug. 01, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Rydex Series Funds
Entity Central Index Key	0000899148
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 01, 2025